Deferred income tax - Deferred tax asset related to tax losses carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Expiration date, December 31, 2025
Deferred income tax
Deferred tax asset that shall expire	$ 50,161	$ 36,377
Expiration date, December 31, 2026
Deferred income tax
Deferred tax asset that shall expire	837	677
Expiration date, December 31, 2027
Deferred income tax
Deferred tax asset that shall expire	16
Tax loss carry forwards
Deferred income tax
Deferred tax asset that do not expire	61,800	76,200
Deferred tax asset that shall expire	$ 51,000	$ 37,100